ACCOUNTS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivables
Schedule of Accounts Receivables

	2025	2024
Trade receivables	19,799	2,354
Other receivables (a)	274	13,481
Accounts receivables	20,073	15,835

The Company periodically measures expected credit losses and considers the history and financial conditions of its clients. The Company did not recognize any credit losses in these consolidated financial statements.

(a)	The amount was mostly related to the sale agreement by the Company of the Serrote Project to Appian Capital Advisory LLP. The sale price was the total amount of $40 million and the aggregate consideration of $40 million was made up of a cash payment of $30 million (collected), as well as the delivery by the purchasers of a subordinated unsecured promissory note in the principal amount of $10 million plus interest, payable from 75% of excess cash from the project after the project has repaid project financing and operating cash requirements. The note became payable immediately when Appian Capital Advisory LLP, the purchaser of Mineração Vale Verde (“MVV”), that developed the Serrote Project, sold its investment in MVV. The full amount was collected in April 2025.